Label	Element	Value
Payments for debt issue costs	ifrs-full_PaymentsForDebtIssueCosts	$ 2,000,000
Land [member]
Right-of-use assets	ifrs-full_RightofuseAssets	7,300,000
Other property, plant and equipment [member]
Right-of-use assets	ifrs-full_RightofuseAssets	700,000
Buildings [member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 103,500,000